financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (6)	$ (8)
Other comprehensive income sensitivity to increase in risk variable	4	6
Comprehensive income sensitivity to increase in risk variable	(2)	(2)
Net income sensitivity to decrease in risk variable	6	8
Other comprehensive income sensitivity to decrease in risk variable	(4)	(2)
Comprehensive income sensitivity to decrease in risk variable	$ 2	$ 6
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ (36)	$ (39)
Comprehensive income sensitivity to increase in risk variable	(36)	(39)
Net income sensitivity to decrease in risk variable	36	39
Comprehensive income sensitivity to decrease in risk variable	$ 36	$ 39
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ 22	$ 24
Comprehensive income sensitivity to increase in risk variable	22	24
Net income sensitivity to decrease in risk variable	(22)	(24)
Comprehensive income sensitivity to decrease in risk variable	$ (22)	$ (24)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (6)	$ (7)
Other comprehensive income sensitivity to increase in risk variable	115	121
Comprehensive income sensitivity to increase in risk variable	109	114
Net income sensitivity to decrease in risk variable	6	7
Other comprehensive income sensitivity to decrease in risk variable	(115)	(119)
Comprehensive income sensitivity to decrease in risk variable	(109)	(112)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(6)	(8)
Other comprehensive income sensitivity to increase in risk variable	72	76
Comprehensive income sensitivity to increase in risk variable	66	68
Net income sensitivity to decrease in risk variable	6	8
Other comprehensive income sensitivity to decrease in risk variable	(75)	(77)
Comprehensive income sensitivity to decrease in risk variable	$ (69)	$ (69)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 14	$ 12
Other comprehensive income sensitivity to increase in risk variable	(69)	(66)
Comprehensive income sensitivity to increase in risk variable	(55)	(54)
Net income sensitivity to decrease in risk variable	(14)	(12)
Other comprehensive income sensitivity to decrease in risk variable	69	66
Comprehensive income sensitivity to decrease in risk variable	55	54
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(68)	(70)
Comprehensive income sensitivity to increase in risk variable	(68)	(70)
Other comprehensive income sensitivity to decrease in risk variable	71	75
Comprehensive income sensitivity to decrease in risk variable	$ 71	$ 75